Description of Organization, Business Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Description of Organization, Business Operations and Basis of Presentation
Description of Organization, Business Operations and Basis of Presentation

Note 1—Description of Organization, Business Operations and Basis of Presentation

CONX Corp. (the “Company” or “we,” “our” or “us”) was incorporated in Nevada on August 26, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or assets. The Company completed an asset acquisition, which met the criteria of a Business Combination as defined in the Company’s Amended and Restated Articles of Incorporation (hereafter, the “Business Combination”) on May 1, 2024, as discussed in Note 9. The following description relates to the Company prior to the consummation of the Business Combination.

As of March 31, 2024, the Company had not commenced operations. All activity for the period from August 26, 2020 (inception) through March 31, 2024 related to the Company’s initial public offering and subsequent search for a potential Business Combination target. The Company did not generate any operating revenues until after the completion of its initial Business Combination.

The Company’s Sponsor is nXgen Opportunities, LLC, a Colorado limited liability company (the “Sponsor”). The registration statement for the Initial Public Offering was declared effective on October 29, 2020. On November 3, 2020, the Company consummated the Initial Public Offering of 75,000,000 Units (the “Units” and the shares of Class A common stock included in the Units, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $750.0 million (the “Initial Public Offering”), and incurring offering costs of approximately $42.3 million, inclusive of approximately $26.3 million in deferred underwriting commissions (see Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 11,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to our Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $17.0 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, a total of $750.0 million ($10.00 per Unit), consisting of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement, was placed in a trust account (“Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and is invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the Trust Account as described below. Effective October 12, 2022, the Company converted all of its investments in the Trust Account into cash. On September 29, 2023, the Company instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to hold all funds in the Trust Account in an interest - bearing deposit account with a financial institution in the United States. Accordingly, following the transfer to an interest - bearing deposit account, the amount of interest income (which we were permitted to use to pay taxes and up to $100,000 of dissolution expenses) again increased. As of March 31, 2024, interest on such deposit account was approximately 4.5% per annum.

Extensions of Completion Period

The Company filed a Form 8-K on November 1, 2022 notifying stockholders of the approval at the meeting of stockholders held on October 31, 2022 (the “First Special Meeting”) to extend the date by which the Company was required to consummate a business combination from November 3, 2022 to June 3, 2023 (the “First Extension”). Stockholders holding 66,651,616 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $669.9 million (approximately $10.05 per share) was removed from the Trust Account to pay such redeeming holders (the “First Extension Redemptions”).

In connection with the First Extension, our Sponsor agreed to advance to the Company (i) $0.02 for each public share that was not redeemed in connection with the First Special Meeting plus (ii) $0.02 for each public share that is not redeemed for each subsequent calendar month commencing on December 3, 2022, and on the third day of each subsequent month, or portion thereof, that the

Company required to complete a business combination from November 3, 2022 until June 3, 2023 (such advances, the “First Extension Loans”). In connection with the First Extension, 66,651,616 shares of Class A common stock were redeemed in the First Extension Redemptions and 8,348,384 shares of Class A Common Stock were not redeemed. As a result, the aggregate monthly First Extension Loans payable by our Sponsor to us were $166,968. Our Sponsor had advanced a total of $1,168,774 to the Trust Account as of March 31, 2024. The First Extension Loans do not bear interest to our Sponsor or its designee and are repayable by us to our Sponsor or its designee upon the earlier of (i) the consummation of an initial business combination or (ii) the Company’s liquidation. Our Sponsor has waived any and all rights to the monies held in the Trust Account with respect to those First Extension Loans. At the option of our Sponsor, up to $1,500,000 of the First Extension Loans may be converted into warrants identical to the Private Placement Warrants, at $1.50 per warrant.

On October 31, 2022, the Company issued a promissory note in the principal amount of up to $1,168,774 to our Sponsor (the “First Extension Note”), evidencing the Company’s indebtedness with respect to the First Extension Loans. As of March 31, 2024, the balance of the First Extension Note was $1,168,774.

The Company filed a Form 8-K on June 2, 2023 notifying stockholders of the approval at the meeting of stockholders held on June 1, 2023 (the “Second Special Meeting”) to extend the date by which the Company was required to consummate a business combination from June 3, 2023 to November 3, 2023 (the “Second Extension”). Stockholders holding 5,650,122 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $57.6 million (approximately $10.19 per share) was removed from the Trust Account to pay such redeeming holders (the “Second Extension Redemptions”).

In connection with the Second Extension, our Sponsor agreed to advance to us (i) $0.04 for each public share that was not redeemed in connection with the Second Special Meeting plus (ii) $0.04 for each public share that is not redeemed for each subsequent calendar month commencing on July 3, 2023, and on the third day of each subsequent month, or portion thereof, that the Company requires to complete a business combination from June 3, 2023 until November 3, 2023 (such advances, the “ Second Extension Loans”).In connection with the Second Extension, 5,650,122 shares of Class A common stock were redeemed in the Second Extension Redemptions and 2,698,262 shares of Class A Common Stock were not redeemed. As a result, the aggregate monthly Second Extension Loans payable by our Sponsor to us were $107,930. Our Sponsor had advanced a total of $539,652 to the Trust Account as of March 31, 2024. The Second Extension Loans do not bear interest to our Sponsor or its designee and are repayable by us to our Sponsor or its designee upon the earlier of (i) the consummation of an initial business combination or (ii) our liquidation. Our Sponsor has waived any and all rights to the monies held in the Trust Account with respect to those Second Extension Loans. At the option of our Sponsor, up to $300,000 of the Second Extension Loans may be converted into warrants identical to the Private Placement Warrants, at $1.50 per warrant.

On June 2, 2023, the Company issued a promissory note in the principal amount of up to $539,652 to our Sponsor (the “Second Extension Note”), evidencing our indebtedness with respect to the Second Extension Loans. As of March 31, 2024, the balance of the Second Extension Note was $539,652.

The Company filed a Form 8-K on November 8, 2023 notifying stockholders of the approval at the meeting of stockholders held on November 3, 2023 (the “Third Special Meeting”) to extend the date by which the Company must consummate a business combination from November 3, 2023 to May 3, 2024 (the “Third Extension”). In connection with the Third Extension, stockholders holding 607,993 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $6.3 million (approximately $10.42 per share) was removed from the Trust Account to pay such redeeming holders. The Third Extension will provide the Company with additional time to complete a business combination.

Working Capital Loans

On March 1, 2023, our Sponsor agreed to loan the Company an aggregate of up to $250,000 for working capital purposes. The Company issued a promissory note to our Sponsor to evidence the loan. On November 2, 2023, the Company issued an amended and restated promissory note (the “Restated Note”) in the principal amount of up to $550,000 to the Sponsor. The Restated Note amended, restated, replaced and superseded that certain promissory note dated March 1, 2023, in the principal amount of $250,000. On March 25, 2024, the Company issued an amended and restated promissory note (the “Second Restated Note”) to the Sponsor. The Second Restated Note amends, restates, replaces and supersedes the Restated Note to increase the principal amount available for borrowings thereunder from up to $550,000 to up to $900,000. The Second Restated Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Second Restated Note was to be repaid only to the extent that the Company has funds available to it outside of its Trust Account established in connection with its Initial Public Offering. As of March 31, 2024, the Company had borrowed $900,000 under the Second Restated Note.

Completion of Business Combination

On March 10, 2024, the Company entered into a definitive purchase and sale agreement with EchoStar Real Estate Holding L.L.C. (the “Seller”), a subsidiary of EchoStar Corporation (“EchoStar”), which provides for our purchase from the Seller of the commercial real estate property (the “Property”) in Littleton, Colorado, comprising the corporate headquarters of DISH Wireless, for a purchase price of $26.75 million (such transaction, the “Transaction”). The Transaction closed on May 1, 2024, and has been structured to qualify as an asset acquisition that will meet the requirements of a “Business Combination”, as that term is defined in our Amended and Restated Articles of Incorporation (as amended from time to time, the “Articles”).

On March 22, 2024, the Company received a letter from Deutsche Bank Securities Inc. (“DBSI”) whereby DBSI agreed to waive, in connection with the Business Combination, its entitlement to any portion of the deferred underwriting fee due to it pursuant to that certain underwriting agreement, dated October 29, 2020, entered into in connection with the Initial Public Offering by and between the Company and DBSI. Furthermore, DBSI disclaimed any responsibility for any portion of any registration statement or proxy statement, as applicable, that may be filed by the Company or any of its affiliates in connection with the Transaction.

In connection with the consummation of the Transaction, the Company provided all holders of shares of its Class A common stock, par value of $0.0001 per share, purchased in the Company’s Initial Public Offering, the opportunity to have such shares redeemed pursuant to, and subject to the limitations of, the provisions of the Articles. See Note 9. The per-share amount distributed to Public Stockholders who redeemed their Public Shares was not reduced by any deferred underwriting commissions (as discussed in Note 5). In accordance with Accounting Standards Codification (“ASC”) 480-10-S99, “Distinguishing Liabilities From Equity”, redemption provisions not solely within the control of the Company require common stock subject to possible redemption to be classified outside of permanent equity. Because a stockholder vote was not required by law and the Company did not hold a stockholder vote for business or other legal reasons, the Company, pursuant to its Articles, conducted the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and filed tender offer documents with the SEC prior to completing a Business Combination. See Note 9. The Company’s initial stockholders and independent directors agreed to waive their redemption rights with respect to their Founder Shares, the Independent Director Shares and Public Shares in connection with the completion of a Business Combination.

On March 25, 2024, the Company waived the lock-up restrictions set forth in Section 7(a) of that certain letter agreement among the Company, the Sponsor, and the other initial stockholders with respect to 9,375,000 Founder Shares held by the Sponsor, which will allow the Sponsor to transfer any or all of such shares without regard to such restrictions after the completion of our initial business combination, subject to restrictions under applicable securities laws.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q. Certain information or footnote disclosures normally included in the unaudited condensed financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s annual report on Form 10-K, as filed with the SEC on March 28, 2024, and as amended on Form 10-K/A, filed with the SEC on April 15, 2024. The interim results for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for the period ended December 31, 2024 or for any future periods.

Going Concern

Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account and Working Capital Loans provided by our Sponsor.

Management has taken several actions to further the Company’s ability to continue as a going concern. As further described in Note 9, on May 1, 2024, the Company completed its Business Combination. In addition, on May 1, 2024, the Company completed its previously announced Equity Forward Transaction, resulting in cash proceeds to the Company aggregating approximately $200 million.

Management believes that these actions will enable the Company to continue as a going concern through May 15, 2025, which is twelve months subsequent to the date on which these financial statements were issued.

Consideration of Inflation Reduction Act Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into law. The IR Act provides for, among other things, a new 1% U.S. federal excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. corporations after December 31, 2022. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom the shares are repurchased (although it may reduce the amount of cash distributable in a current or subsequent redemption). The amount of the excise tax is generally 1% of any positive difference between the fair market value of any shares repurchased by the repurchasing corporation during a taxable year and the fair market value of certain new stock issuances by the repurchasing corporation during the same taxable year. In addition, a number of exceptions apply to this excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of, this excise tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates in a liquidation to which Section 331 of the Internal Revenue Code (“Code”) applies (so long as Section 332(a) of the Code also does not apply), distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation is made are not subject to the excise tax. Consequently, we would not expect the 1% excise tax to apply if there is a complete liquidation of the Company under Section 331 of the Code.

Any excise tax that may be imposed on any redemption or other repurchase effected by us, in connection with a business combination, extension vote or otherwise, would be payable by us and not by the redeeming holder, it could cause a reduction in the value of our Class A Common Stock or cash available for distribution in a subsequent liquidation. Whether and to what extent we would be subject to the excise tax in connection with a business combination will depend on a number of factors, including (i) the structure of the business combination, (ii) the fair market value of the redemptions and repurchases in connection with the business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the business combination (or any other equity issuances within the same taxable year of the business combination) and (iv) the content of any subsequent regulations, clarifications, and other guidance issued by the Treasury. The Company does not intend to use the proceeds placed in the Trust Account to pay excise taxes or other fees or taxes similar in nature (if any) that may be imposed on the Company pursuant to any current, pending or future rules or laws, including any excise tax due imposed under the IR Act on any redemptions in connection with a business combination by the Company.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CONX Corp. (the “Company” or “we,” “our” or “us”) was incorporated in Nevada on August 26, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or assets (the “Business Combination”).

As of December 31, 2023, the Company had not commenced operations. All activity for the period from August 26, 2020 (inception) through December 31, 2023 relates to the Company’s initial public offering and subsequent search for a potential Business Combination target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest.

The Company’s Sponsor is nXgen Opportunities, LLC, a Colorado limited liability company (the “Sponsor”). The registration statement for the Initial Public Offering was declared effective on October 29, 2020. On November 3, 2020, the Company consummated the Initial Public Offering of 75,000,000 Units (the “Units” and the shares of Class A common stock included in the Units, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $750.0 million (the “Initial Public Offering”), and incurring offering costs of approximately $42.3 million, inclusive of approximately $26.3 million in deferred underwriting commissions (see Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 11,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to our Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $17.0 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, a total of $750.0 million ($10.00 per Unit), consisting of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement, was placed in a trust account (“Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and is invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the Trust Account as described below. Effective October 12, 2022, the Company converted all of its investments in the Trust Account into cash (as discussed above). On September 29, 2023, the Company instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to hold all funds in the Trust Account in an interest-bearing deposit account with a financial institution in the United States. Accordingly, following the transfer to an interest-bearing deposit account, the amount of interest income (which we are permitted to use to pay taxes and up to $100,000 of dissolution expenses) will again increase. Interest on such deposit account is currently approximately 4.5% per annum.

The Company filed a Form 8-K on November 1, 2022 notifying stockholders of the approval at the meeting of stockholders held on October 31, 2022 (the “First Special Meeting”) to extend the date by which the Company was required to consummate a business combination from November 3, 2022 to June 3, 2023 (the “First Extension”). Stockholders holding 66,651,616 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $669.9 million (approximately $10.05 per share) was removed from the Trust Account to pay such redeeming holders (the “First Extension Redemptions”).

In connection with the First Extension, our Sponsor agreed to advance to the Company (i) $0.02 for each public share that was not redeemed in connection with the First Special Meeting plus (ii) $0.02 for each public share that is not redeemed for each subsequent calendar month commencing on December 3, 2022, and on the third day of each subsequent month, or portion thereof, that the Company required to complete a business combination from November 3, 2022 until June 3, 2023 (such advances, the “First Extension Loans”). In connection with the First Extension, 66,651,616 shares of Class A common stock were redeemed in the First Extension Redemptions and 8,348,384 shares of Class A Common Stock were not redeemed. As a result, the aggregate monthly First Extension Loans payable by our Sponsor to us were $166,968. Our Sponsor had advanced a total of $1,168,774 to the Trust Account as of December 31, 2023. The First Extension Loans do not bear interest to our Sponsor or its designee and are repayable by us to our Sponsor or its designee upon the earlier of (i) the consummation of an initial business combination or (ii) the Company’s liquidation. Our Sponsor has waived any and all rights to the monies held in the Trust Account with respect to those First Extension Loans. At the option of our Sponsor, up to $1,500,000 of the First Extension Loans may be converted into warrants identical to the Private Placement Warrants, at $1.50 per warrant.

On October 31, 2022, the Company issued a promissory note in the principal amount of up to $1,168,774 to our Sponsor (the “First Extension Note”), evidencing the Company’s indebtedness with respect to the First Extension Loans. As of December 31, 2023, the balance of the First Extension Note was $1,168,774.

The Company filed a Form 8-K on June 2, 2023 notifying stockholders of the approval at the meeting of stockholders held on June 1, 2023 (the “Second Special Meeting”) to extend the date by which the Company was required to consummate a business combination from June 3, 2023 to November 3, 2023 (the “Second Extension”). Stockholders holding 5,650,122 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $57.6 million (approximately $10.19 per share) was removed from the Trust Account to pay such redeeming holders (the “Second Extension Redemptions”).

In connection with the Second Extension, our Sponsor agreed to advance to us (i) $0.04 for each public share that was not redeemed in connection with the Second Special Meeting plus (ii) $0.04 for each public share that is not redeemed for each subsequent calendar month commencing on July 3, 2023, and on the third day of each subsequent month, or portion thereof, that the Company requires to complete a business combination from June 3, 2023 until November 3, 2023 (such advances, the “Second Extension Loans”). In connection with the Second Extension, 5,650,122 shares of Class A common stock were redeemed in the Second Extension Redemptions and 2,698,262 shares of Class A Common Stock were not redeemed. As a result, the aggregate monthly Second Extension Loans payable by our Sponsor to us were $107,930. Our Sponsor had advanced a total of $539,652 to the Trust Account as of December 31, 2023. The Second Extension Loans do not bear interest to our Sponsor or its designee and are repayable by us to our Sponsor or its designee upon the earlier of (i) the consummation of an initial business combination or (ii) our liquidation. Our Sponsor has waived any and all rights to the monies held in the Trust Account with respect to those Second Extension Loans. At the option of our Sponsor, up to $300,000 of the Second Extension Loans may be converted into warrants identical to the Private Placement Warrants, at $1.50 per warrant.

On June 2, 2023, the Company issued a promissory note in the principal amount of up to $539,652 to our Sponsor (the “Second Extension Note”), evidencing our indebtedness with respect to the Second Extension Loans. As of December 31, 2023, the balance of the Second Extension Note was $539,652.

The Company filed a Form 8-K on November 8, 2023 notifying stockholders of the approval at the meeting of stockholders held on November 3, 2023 (the “Third Special Meeting”) to extend the date by which the Company must consummate a business combination from November 3, 2023 to May 3, 2024 (the “Third Extension”). In connection with the Third Extension, stockholders holding 607,993 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $6.3 million (approximately $10.42 per share) was removed from the Trust Account to pay such redeeming holders. The Third Extension will provide the Company with additional time to complete a business combination.

On March 1, 2023, our Sponsor agreed to loan the Company an aggregate of up to $250,000 for working capital purposes. The Company issued a promissory note to our Sponsor to evidence the loan. On November 2, 2023, the Company issued an amended and restated promissory note (the “Restated Note”) in the principal amount of up to $550,000 to the Sponsor. The Restated Note amends, restates, replaces and supersedes that certain promissory note dated March 1, 2023, in the principal amount of $250,000. The Restated Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Restated Note will be repaid only to the extent that the Company has funds available to it outside of its Trust Account established in connection with its Initial Public Offering. As of December 31, 2023, the Company had borrowed $400,000 under the Restated Note. Under the terms of the promissory note, this working capital loan is not convertible into warrants.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business

Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide holders of the Company’s outstanding shares of Class A common stock, par value $0.0001 per share, sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares (as defined below) upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account. The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by any deferred underwriting commissions (as discussed in Note 5). In accordance with Accounting Standards Codification (“ASC”) 480-10-S99, “Distinguishing Liabilities From Equity”, redemption provisions not solely within the control of the Company require common stock subject to possible redemption to be classified outside of permanent equity. The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. In connection with a Business Combination, the Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Articles of Incorporation (the “Articles of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4), the independent directors have agreed to vote the shares granted to them as compensation (the “Independent Director Shares”) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders and independent directors have agreed to waive their redemption rights with respect to their Founder Shares, the Independent Director Shares and Public Shares in connection with the completion of a Business Combination.

The Articles of Incorporation provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), is restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

Our Sponsor, Messrs. Charles W. Ergen and Jason Kiser (the “initial stockholders”) have agreed not to propose an amendment to the Articles of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination by May 3, 2024, as extended (the “Combination Period”) or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less amounts released to pay taxes and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to its obligations under Nevada law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial stockholders and independent directors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Independent Director Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders or independent directors acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, our Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that our Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective targets or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Going Concern

Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, our Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 4). As of December 31, 2023, the Company had borrowed $400,000 under the Working Capital Loans.

The Company will be required to liquidate and dissolve if the Business Combination is not completed by the end of the Combination Period. Management intends to seek additional financing to the extent current funds are insufficient to meet the Company’s working capital needs until completion of a Business Combination or mandatory liquidation. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year from the date of these financial statements if a Business Combination is not consummated. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date.

Consideration of Inflation Reduction Act Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into law. The IR Act provides for, among other things, a new 1% U.S. federal excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. corporations after December 31, 2022. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom the shares are repurchased (although it may reduce the amount of cash distributable in a current or subsequent redemption). The amount of the excise tax is generally 1% of any positive difference between the fair market value of any shares repurchased by the repurchasing corporation during a taxable year and the fair market value of certain new stock issuances by the repurchasing corporation during the same taxable year. In addition, a number of exceptions apply to this excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of, this excise tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates in a liquidation to which Section 331 of the Internal Revenue Code (“Code”) applies (so long as Section 332(a) of the Code also does not apply), distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation is made are not subject to the excise tax. Consequently, we would not expect the 1% excise tax to apply if there is a complete liquidation of the Company under Section 331 of the Code.

Any excise tax that may be imposed on any redemption or other repurchase effected by us, in connection with a business combination, extension vote or otherwise, would be payable by us and not by the redeeming holder, it could cause a reduction in the value of our Class A Common Stock or cash available for distribution in a subsequent liquidation. Whether and to what extent we would be subject to the excise tax in connection with a business combination will depend on a number of factors, including (i) the structure of the business combination, (ii) the fair market value of the redemptions and repurchases in connection with the business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the business combination (or any other equity issuances within the same taxable year of the business combination) and (iv) the content of any subsequent regulations, clarifications, and other guidance issued by the Treasury. The Company does not intend to use the proceeds placed in the Trust Account to pay excise taxes or other fees or taxes similar in nature (if any) that may be imposed on the Company pursuant to any current, pending or future rules or laws, including any excise tax due imposed under the IR Act on any redemptions in connection with the Extension or a business combination by the Company.

During the year ended December 31, 2023, holders of 6,294,164 shares of Class A common stock exercised their right to redeem their shares for an aggregate redemption amount of $63,919,253. As a result, the Company has accrued for and recorded a 1% excise tax liability in the amount of $639,193 on the Balance Sheet as of December 31, 2023 (see Note 5).